General information - Schedule of Effect of Reorganization on Components of Equity (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) shares
Share capital
Schedule of Effect of Reorganization on Components of Equity [Line Items]
Reorganization transactions	€ (302)
Particip. Certificates
Schedule of Effect of Reorganization on Components of Equity [Line Items]
Reorganization transactions (in shares) | shares	(158,709)
Reorganization transactions	€ (164)
Additional paid-in capital
Schedule of Effect of Reorganization on Components of Equity [Line Items]
Reorganization transactions	(125,136)
Treasury shares
Schedule of Effect of Reorganization on Components of Equity [Line Items]
Reorganization transactions	€ 624
Class A Ordinary Shares
Schedule of Effect of Reorganization on Components of Equity [Line Items]
Reorganization transactions (in shares) | shares	180,341,159
Class B Ordinary Shares
Schedule of Effect of Reorganization on Components of Equity [Line Items]
Reorganization transactions (in shares) | shares	903,670,701
Ordinary shares
Schedule of Effect of Reorganization on Components of Equity [Line Items]
Reorganization transactions (in shares) | shares	(344,611)
Reorganization transactions	€ 24,890